UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22794

Gator Trust Series

(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of Principal Executive Offices)(Zip Code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s Telephone Number, including Area Code:  (813) 282-7870

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Gator Focus Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 93.56%

Consumer Discretionary - 26.03%
4,400	Bravo Brio Restaurant Group, Inc. *	$ 68,684
6,025	Chico's FAS, Inc.	102,184
24,200	Cumulus Media, Inc. Class-A *	159,478
2,000	DineEquity, Inc.	158,980
1,800	Fossil Group, Inc. *	188,136
10,200	Penn National Gaming, Inc. *	123,828
2,900	Red Robin Gourmet Burgers, Inc. *	206,480
4,700	Ryland Group, Inc.	185,368
5,500	Sally Beauty Holdings, Inc. *	137,940
		1,331,078
Energy - 21.03%
6,800	Enlink Midstream, LLC	283,288
2,200	ONEOK, Inc.	149,776
10,700	Rex Energy Corp. *	189,497
2,350	Targa Resources Corp.	327,990
2,000	TeeKay Corp.	124,500
		1,075,051
Financials - 24.00%
9,500	BBX Capital Corp. Class-A *	171,000
5,308	Bridge Bancorp, Inc.	127,339
13,213	CIFC Corp.	119,049
14,900	Genworth Financial Inc., Class-A *	259,260
2,700	Oppenheimer Holdings, Inc., Class-A	64,773
3,000	Primerica, Inc.	143,550
1,975	Raymond James Financial, Inc.	100,192
409	ServisFirst Bancshares, Inc. *	35,350
975	Virtus Investment Partners, Inc. *	206,456
		1,226,969
Health Care - 5.50%
2,625	MedAssets, Inc. *	59,955
3,000	Prestige Brands Holdings, Inc. *	101,670
1,600	WellCare Health Plans, Inc. *	119,456
		281,081
Industrials - 5.55%
6,600	American Airlines Group, Inc. *	283,536

Information Technology - 4.26%
6,700	Arris Group, Inc. *	217,951

Materials - 3.20%
7,600	SunCoke Energy, Inc. *	163,400

Telecommunication Services - 4.00%
2,000	SBA Communications Corp. Class-A *	204,600

TOTAL COMMON STOCKS (Cost $1,102,427) - 93.56%		$ 4,783,666

WARRANTS - 3.18%
9,300	Ambac Financial Group, Inc.	162,657

TOTAL WARRANTS (Cost $165,781) - 3.18%		$ 162,657

SHORT TERM INVESTMENTS - 5.14%
262,809	Fidelity Institutional Money Market Portfolio 0.09% ** (Cost $262,809)	262,809

TOTAL INVESTMENTS (Cost $4,765,939) - 101.88%		$ 5,209,132

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.88%)		(96,179)

NET ASSETS - 100.00%		$ 5,112,953

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of June 30, 2014

NOTES TO FINANCIAL STATEMENTS
Gator Focus Fund
1. SECURITY TRANSACTIONS

At June 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,765,939 amounted to $443,192 which consisted of aggregate gross unrealized appreciation of $571,895 and aggregate gross unrealized depreciation of $128,703.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,783,666	$0	$0	$4,783,666
Warrants	$162,657	$0	$0	$162,657
Cash Equivalents	$262,809	$0	$0	$262,809
Total	$5,209,132	$0	$0	$5,209,132

	Gator Opportunities Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 93.26%

Consumer Discretionary - 17.56%
3,100	Entravision Communications Corp.	19,282
320	Foot Locker, Inc.	16,230
106	Liberty Media Corp. *	14,488
120	Sotheby's	5,039
208	TRW Automotive Holdings Corp. *	18,620
120	Universal Electronics, Inc. *	5,866
180	Visteon Corp. *	17,462
		96,987
Energy - 0.98%
2,100	Enservco Corp. *	5,418

Financials - 19.70%
280	American International Group, Inc.	15,282
2,330	Fortress Investment Group LLC	17,335
1,250	Genworth Financial, Inc. Class-A *	21,750
450	JGWPT Holdings, Inc. Class-A *	5,067
195	Jones Lang LaSalle, Inc.	24,646
330	NASDAQ OMX Group, Inc.	12,745
240	Oaktree Capital Group LLC	11,998
		108,823
Health Care - 11.19%
6,550	China Cord Blood Corp. *	36,156
480	Emergent BioSolutions, Inc.	10,781
300	Lannett Co., Inc. *	14,886
		61,823
Industrials - 24.59%
120	AMERCO	34,891
390	DigitalGlobe, Inc. *	10,842
70	EnerSys	4,815
210	Equifax, Inc.	15,233
560	GenCorp, Inc. *	10,696
1,040	RPX Corp. *	18,460
255	United Rentals, Inc. *	26,706
480	Orbital Sciences Corp. *	14,184
		135,827
Information Technology - 17.31%
100	Ambarella, Inc. *	3,118
810	Corning, Inc.	17,780
140	Flir Systems, Inc.	4,862
95	IPG Photonics Corp. *	6,536
710	Interxion Holding NV (Netherlands) *	19,440
550	Kulicke & Soffa Industries, Inc. *	7,843
370	Plantronics, Inc.	17,779
470	Synopsys, Inc. *	18,245
		95,603
Materials - 0.96%
165	Flotek Industries, Inc. *	5,306

Telecommunication Services - 0.96%
1,250	Globalstar, Inc. *	5,313

TOTAL COMMON STOCKS (Cost $452,387) - 93.26%		$ 515,100

SHORT TERM INVESTMENTS - 3.89%
21,478	Fidelity Institutional Money Market Portfolio 0.09% ** (Cost $21,478)	21,478

TOTAL INVESTMENTS (Cost $473,865) - 97.15%		$ 536,578

OTHER ASSETS LESS LIABILITIES - 2.85%		15,733

NET ASSETS - 100.00%		$ 552,311

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of June 30, 2014

NOTES TO FINANCIAL STATEMENTS
Gator Opportunities Fund
1. SECURITY TRANSACTIONS

At June 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $473,865 amounted to $62,713 which consisted of aggregate gross unrealized appreciation of $71,172 and aggregate gross unrealized depreciation of $8,459.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$515,100	$0	$0	$515,100
Cash Equivalents	$21,478	$0	$0	$21,478
Total	$536,578	$0	$0	$536,578

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Gator Series Trust

By /s/ Derek S. Pilecki

Derek S. Pilecki

President and Secretary

Date: August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. Pilecki

Derek S. Pilecki

President and Secretary

Date: August 14, 2014